UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21824

Mount Vernon Securities Lending Trust

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson, Treasurer

800 Nicollet Mall, BC-MN-H04H

Minneapolis, MN 55402

(Name and address of agent for service)

(800) 677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period: June 30, 2013

2013 Semiannual Report

MOUNT VERNON SECURITIES LENDING TRUST

Prime

Portfolio

NOT FDIC INSURED	NO BANK GUARANTEE	MAY LOSE VALUE

MOUNT VERNON SECURITIES LENDING TRUST  2013 Semiannual Report

HOLDINGS SUMMARY

Portfolio Allocation as of June 30, 2013[1] (% of net assets)

Certificates of Deposit	41.0%
Other Notes	15.3
Asset Backed Commercial Paper	11.9
Variable Rate Demand Notes	8.7
Financial Company Commercial Paper	7.8
Other Repurchase Agreements	6.4
Government Agency Repurchase Agreements	3.4
Government Agency Debt	2.8
Investment Companies	2.7

100.0%

[1] Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

EXPENSE EXAMPLE

As a shareholder of the Mount Vernon Securities Lending Prime Portfolio (the “portfolio”), you incur ongoing administrative costs. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first line provides the actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the portfolio, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the portfolio to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides the hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expense may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Example
	Beginning Account Value (01/01/2013)	Ending Account Value (06/30/2013)	Expenses Paid During Period[2] (01/01/2013 to 06/30/2013)
Actual[3]	$1,000.00	$1,001.10	$0.05
Hypothetical (5% return before expenses)	$1,000.00	$1,024.74	$0.05

[2]

Expenses are equal to the portfolio’s annualized expense ratio for the six-month period of 0.01%, multiplied by the average account value over the period, multiplied by the number of days in the period/365 (to reflect the one-half year period).

[3]	Based on the actual return for the six-month period ended June 30, 2013 of 0.11%.

MOUNT VERNON SECURITIES LENDING TRUST  2013 Semiannual Report  1

Schedule of INVESTMENTS  June 30, 2013 (unaudited), all dollars are rounded to thousands (000)

Mount Vernon Securities Lending Trust Prime Portfolio

DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 41.0%
Banco del Estado de Chile/NY Δ
0.210%, 08/20/2013	$50,000	$50,000
0.262%, 11/18/2013	53,500	53,500
Bank of Montreal/Chicago
0.080%, 07/05/2013	49,000	49,000
0.262%, 12/13/2013 Δ	73,500	73,500
Bank of Nova Scotia/Houston Δ
0.390%, 08/15/2013	60,000	60,000
0.313%, 12/09/2013	49,000	49,000
0.260%, 02/28/2014	45,000	45,000
0.250%, 05/13/2014	7,000	7,000
Bank of Tokyo-Mitsubishi/NY
0.120%, 07/03/2013	74,000	74,000
0.272%, 07/11/2013	48,500	48,500
BNP Paribas/Chicago
0.240%, 07/18/2013	13,500	13,500
Canadian Imperial Bank of Commerce/NY Δ
0.130%, 09/12/2013	50,000	50,000
0.290%, 01/08/2014	5,000	5,001
0.270%, 05/16/2014	45,750	45,750
Credit Suisse/NY Δ
0.243%, 09/09/2013	50,000	50,000
0.283%, 10/25/2013	47,500	47,500
Deutsche Bank/NY Δ
0.370%, 08/19/2013	48,500	48,500
0.210%, 04/30/2014	53,500	53,500
DnB Bank/NY
0.222%, 11/22/2013 Δ	50,000	50,000
Mitsubishi Trust & Banking/NY
0.243%, 10/09/2013 Δ	50,000	50,000
National Australia Bank/NY Δ
0.192%, 10/16/2013	49,000	49,000
1.425%, 02/14/2014	22,750	22,910
Nordea Bank Finland/NY Δ
0.424%, 08/01/2013	50,000	50,000
0.193%, 10/25/2013	35,000	35,000
0.746%, 01/27/2014	3,000	3,008
0.275%, 02/11/2014	44,000	44,000
Rabobank Nederland/NY
0.427%, 07/12/2013	50,000	50,000
0.214%, 10/04/2013 Δ	50,000	50,000
0.357%, 01/15/2014 Δ	45,000	45,000
Royal Bank of Canada/NY
0.332%, 07/03/2014 Δ	58,500	58,500
Skandinaviska Enskilda Banken/NY
0.293%, 07/09/2013	40,000	40,000
0.253%, 10/08/2013 Δ	50,000	50,000
Societe Generale/NY
0.253%, 03/10/2014 Δ	48,600	48,600

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST  2013 Semiannual Report  2

Schedule of INVESTMENTS  June 30, 2013 (unaudited), all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE >
Sumitomo Mitsui Bank/NY
0.270%, 11/27/2013 Δ	$48,500	$48,500
Svenska Handelsbanken/NY
0.213%, 07/10/2013	45,000	45,000
0.204%, 10/04/2013 Δ	25,000	25,000
Swedbank/NY
0.262%, 12/19/2013 Δ	50,000	50,000
Toronto-Dominion Bank/NY Δ
0.194%, 08/06/2013	25,000	25,000
0.276%, 10/21/2013	21,900	21,902
0.242%, 06/17/2014	23,500	23,500
Wells Fargo Bank Δ
0.130%, 09/03/2013	48,600	48,600
0.150%, 12/09/2013	50,000	50,000

Total Certificates of Deposit (Cost $1,806,771)		1,806,771

Other Notes - 15.3%
ANZ National International
1.272%, 12/20/2013 Δ ¡	50,000	50,220
Commonwealth Bank of Australia
1.003%, 03/17/2014 Δ ¡	11,535	11,593
General Electric Capital Δ
1.130%, 01/07/2014	18,546	18,629
0.924%, 04/07/2014	13,513	13,580
0.402%, 06/20/2014 *	17,000	17,008
HSBC Bank ¡
0.925%, 08/12/2013	10,940	10,949
1.625%, 08/12/2013	7,700	7,712
International Bank for Reconstruction & Development
0.170%, 01/03/2014 Δ	30,000	30,000
Kreditanstalt fuer Wiederaufbau
0.273%, 03/17/2014 Δ	24,000	24,005
MassMutal Global Funding Δ ¡
0.434%, 12/06/2013	3,950	3,953
0.657%, 01/14/2014	33,010	33,086
Metropolitan Life Global Funding Δ ¡
0.479%, 12/09/2013	38,000	38,000
0.674%, 12/12/2013	4,000	4,007
1.029%, 01/10/2014	19,060	19,132
Metropolitan Life Institutional Funding ¡
0.374%, 09/12/2013	10,000	10,000
0.349%, 01/10/2014 Δ	14,750	14,750
1.182%, 04/04/2014 Δ	16,595	16,706
National Australia Bank
0.975%, 11/08/2013 Δ ¡	25,400	25,461
Nederlandse Waterschapsbank
0.673%, 05/27/2014 Δ *	30,000	30,103

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST  2013 Semiannual Report  3

Schedule of INVESTMENTS  June 30, 2013 (unaudited), all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE >
New York Life Global Funding
0.542%, 04/04/2014 Δ ¡	$10,065	$10,088
Nordea Bank
1.177%, 01/14/2014 Δ ¡	5,000	5,025
Svenska Handelsbanken Δ
0.282%, 12/13/2013 ¡	35,000	35,000
0.362%, 07/03/2014	52,500	52,500
Toronto-Dominion Bank
0.456%, 07/26/2013	38,750	38,757
Total Capital Canada
0.658%, 01/17/2014 Δ	51,359	51,478
Westpac Banking Δ ¡
0.827%, 10/18/2013	48,000	48,086
0.385%, 07/01/2014	53,250	53,250

Total Other Notes (Cost $673,078)		673,078

Asset Backed Commercial Paper ¡ - 11.9%
Barton Capital
0.270%, 12/02/2013 €	53,500	53,500
Fairway Finance Δ
0.212%, 09/12/2013	25,000	25,000
0.213%, 10/25/2013	15,000	15,000
0.233%, 11/19/2013	24,000	24,000
0.222%, 02/10/2014	25,000	25,000
Gotham Funding €
0.160%, 07/10/2013	10,000	10,000
0.170%, 07/17/2013	20,000	19,998
0.180%, 08/01/2013	20,685	20,682
Kells Funding Δ
0.243%, 10/08/2013	48,600	48,599
0.252%, 11/13/2013	53,000	53,000
0.245%, 12/06/2013	50,000	50,000
Liberty Street Funding €
0.140%, 07/09/2013	23,500	23,499
0.150%, 07/17/2013	15,000	14,999
Manhattan Asset Funding Company €
0.200%, 07/02/2013	22,500	22,500
0.200%, 07/08/2013	13,000	12,999
0.180%, 07/10/2013	22,000	21,999
0.190%, 07/17/2013	20,000	19,998
0.200%, 07/25/2013	10,000	9,999
Nieuw Amsterdam Receivables €
0.180%, 07/11/2013	25,000	24,999
0.160%, 07/16/2013	7,000	7,000
0.200%, 08/02/2013	20,000	19,996

Total Asset Backed Commercial Paper (Cost $522,767)		522,767

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST  2013 Semiannual Report  4

Schedule of INVESTMENTS  June 30, 2013 (unaudited), all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE >
Variable Rate Demand Notes Δ - 8.7%
Arlington County, Ballston Public Parking Project, Series 1984 (LOC: PNC Bank)
0.070%, 07/05/2013	$9,400	$9,400
Ascension Parish, IMTT- Geismar Project, Series 2007 (INS: FHLB) (LOC: Suntrust Bank)
0.070%, 07/05/2013	7,810	7,810
Burlington Kansas, Environmental Improvement Revenue, Kansas City Power & Light, Series 2007A (LOC: JPMorgan Chase Bank)
0.070%, 07/05/2013	34,000	34,000
Camden County, Cooper Health System, Series 2004B (LOC: TD Bank)
0.050%, 07/05/2013	13,925	13,925
District of Columbia, Carnegie Endowment for International Peace, Series 2006 (LOC: Wells Fargo Bank)
0.070%, 07/05/2013	33,250	33,250
District of Columbia, Series 1998A (LOC: PNC Bank)
0.060%, 07/05/2013	18,300	18,300
Fauquier County Industrial Development Authority, Wakefield School, Series 2008 (LOC: PNC Bank)
0.060%, 07/05/2013	6,720	6,720
Florida Higher Educational Facilities Financial Authority, Ringling College of Art and Design, Series 2008 (LOC: PNC Bank)
0.060%, 07/05/2013	6,000	6,000
Halifax Hospital Medical Center, Daytona Beach, Series 2008 (LOC: JPMorgan Chase Bank)
0.060%, 07/05/2013	49,600	49,600
Harris County Cultural Education Facilities Finance Corporation, Series 2008D-3 (LOC: Northern Trust)
0.050%, 07/05/2013	11,100	11,100
Illinois Finance Authority, Wesleyan University, Series 2008 (LOC: PNC Bank)
0.070%, 07/05/2013	8,900	8,900
Jackson Township Industrial Development Authority, Stoneridge Retirement Living, Series 2012 (LOC: PNC Bank)
0.070%, 07/05/2013	14,350	14,350
Louisiana Public Facilities Authority, Inter-Community Health Care, Series 1999 (LOC: Bank of New York Mellon) (LOC: Capital One)
0.070%, 07/05/2013	6,405	6,405
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wachovia Bank)
0.070%, 07/05/2013	15,935	15,935
Middletown Educational Buildings Revenue, Christian Academy of Louisville, Series 2004 (LOC: JPMorgan Chase Bank)
0.120%, 07/05/2013	4,555	4,555
Minnesota State Housing Finance Agency, Series 2007E (SPA: Wells Fargo Bank)
0.200%, 07/05/2013	3,600	3,600
New Hampshire Health & Education Facilities Authority, Southern New Hampshire University, Series 2008 (LOC: TD Bank)
0.050%, 07/05/2013	17,000	17,000
Northstar Student Loan Trust II, Series 2012A (LOC: Royal Bank of Canada)
0.150%, 07/05/2013	22,400	22,400
Ohio State Higher Education Facility, Case Western Reserve University, Series 2008A (LOC: PNC Bank)
0.070%, 07/05/2013	8,000	8,000
Pima County Industrial Development Authority, Delaware Military Academy, Series 2008 (LOC: PNC Bank)
0.200%, 07/05/2013	11,385	11,385

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST  2013 Semiannual Report  5

Schedule of INVESTMENTS  June 30, 2013 (unaudited), all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE >
Saint Paul Housing & Redevelopment Authority, Allina Health System, Series 2007C-1 (LOC: Wells Fargo Bank)
0.060%, 07/05/2013	$33,350	$33,350
Summit County Port Authority, Summa Wellness Institute, Series 2006 (LOC: PNC Bank)
0.070%, 07/05/2013	13,410	13,410
Virginia Small Business Financing Authority, Hampton University, Series 2008A (LOC: PNC Bank)
0.060%, 07/05/2013	11,000	11,000
Warren County, WKU Student Life Foundation, Series 2008 (LOC: JPMorgan Chase Bank)
0.090%, 07/05/2013	9,900	9,900
Wisconsin State Housing & Economic Development Authority, Series 2012C (LOC: PNC Bank)
0.070%, 07/05/2013	12,670	12,670

Total Variable Rate Demand Notes (Cost $382,965)		382,965

Financial Company Commercial Paper - 7.8%
ANZ National International Δ ¡
0.212%, 10/11/2013	50,000	49,999
0.223%, 11/06/2013	50,000	50,000
ASB Finance ¡
0.264%, 07/03/2013	25,000	25,000
0.200%, 09/16/2013 €	20,000	19,991
0.310%, 05/12/2014 Δ	42,400	42,400
Commonwealth Bank of Australia
0.325%, 11/08/2013 Δ ¡	40,500	40,500
DNB Bank
0.233%, 08/23/2013 Δ ¡	50,000	50,000
Nordea Bank
0.220%, 10/15/2013 ¡ €	15,000	14,990
Toyota Motor Credit
0.242%, 09/12/2013 Δ	50,000	50,000

Total Financial Company Commercial Paper (Cost $342,880)		342,880

Government Agency Debt - 2.8%
Federal Home Loan Bank Δ
0.160%, 04/15/2014	50,000	49,988
0.160%, 04/25/2014	75,000	75,000

Total Government Agency Debt (Cost $124,988)		124,988

Government Agency Repurchase Agreements - 3.4%
BNP Paribas Securities
0.150%, dated 06/28/2013, matures 07/01/2013, repurchase price $100,001 (collateralized by U.S. government agency debt: Total market value $102,000)	100,000	100,000

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST  2013 Semiannual Report  6

Schedule of INVESTMENTS  June 30, 2013 (unaudited), all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE >
HSBC Securities (USA)
0.150%, dated 06/28/2013, matures 07/01/2013, repurchase price $50,001 (collateralized by U.S. Treasury Obligations: Total market value $51,001)	$50,000	$50,000

Total Government Agency Repurchase Agreements (Cost $150,000)		150,000

Other Repurchase Agreements - 6.4%
BNP Paribas Securities
0.120%, dated 06/28/2013, matures 08/02/2013, repurchase price $80,009 (collateralized by investment grade securities: Total market value $84,000) ¥	80,000	80,000
HSBC Securities (USA)
0.130%, dated 06/28/2013, matures 07/01/2013, repurchase price $29,000 (collateralized by investment grade securities: Total market value $30,454)	29,000	29,000
ING Financial Markets
0.130%, dated 06/28/2013, matures 07/01/2013, repurchase price $75,001 (collateralized by investment grade securities: Total market value $78,750)	75,000	75,000
J.P. Morgan Securities
0.320%, dated 06/28/2013, matures 08/02/2013, repurchase price $100,031 (collateralized by investment grade securities: Total market value $105,000) ¥	100,000	100,000

Total Other Repurchase Agreements (Cost $284,000)		284,000

Investment Companies Ω - 2.7%	SHARES

Dreyfus Institutional Cash Advantage Fund, Institutional Shares, 0.070%	38,442,353	38,443
DWS Money Market Series Fund, Institutional Shares, 0.060%	40,837,503	40,838
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.066%	40,802,254	40,802

Total Investment Companies (Cost $120,083)		120,083

Total Investments ▲ - 100.0% (Cost $4,407,532)		4,407,532

Other Assets and Liabilities, Net - 0.0%		443

Total Net Assets - 100.0%		$4,407,975

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
Δ	Variable Rate Security - The rate shown in the rate in effect as of June 30, 2013.
¡	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”. As of June 30, 2013 , the value of these investments was $1,212,665 or 27.5% of total net assets.
*	Securities purchased in one or more non-U.S. countries, exempt from registration under Regulation S of the Securities Act of 1933, as amended. As of June 30, 2013, the value of these investments was $47,111 or 1.1% of total net assets.
€	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.
¥	Security considered illiquid. As of June 30, 2013, the value of these investments was $180,000 or 4.1% of total net assets.
Ω	The rate shown is the annualized seven-day effective yield as of June 30, 2013.
▲	On June 30, 2013, the cost of investments for federal income tax purposes was approximately $4,407,532. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

LOC - Letter of Credit

INS - Insured

FHLB - Federal Home Loan Banks

SPA - Standby Purchase Agreement

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST  2013 Semiannual Report  7

Statement of ASSETS AND LIABILITIES  June 30, 2013 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

Prime Portfolio
ASSETS:
Investments in securities, at value (note 2)	$3,973,532
Repurchase agreements, at value (note 2)	434,000
Receivable for dividends and interest	1,407

Total assets	4,408,939

LIABILITIES:
Bank overdraft	17
Dividends payable	810
Payable to affiliates (note 3)	37
Payable for taxes	100

Total liabilities	964

Net assets	$4,407,975

COMPOSITION OF NET ASSETS:
Portfolio capital	$4,414,058
Accumulated undistributed net investment income	145
Accumulated net realized loss on investments (note 2)	(6,228)

Net assets	$4,407,975

Shares issued and outstanding ($0.01 par value - unlimited shares authorized)	4,414,058
Net asset value, offering price, and redemption price per share	$1.00

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST  2013 Semiannual Report  8

Statement of OPERATIONS  For the six-month period ended June 30, 2013 (unaudited), all dollars are rounded to thousands (000)

Prime Portfolio
INVESTMENT INCOME:
Interest income	$5,949

Total investment income	5,949

EXPENSES (note 3):
Administration fees	495
Tax expense	100

Total expenses	595

Less: Fee waivers (note 3)	(248)

Total net expenses	347

Investment income - net	5,602

Net realized gain on investments	110

Net increase in net assets resulting from operations	$5,712

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST  2013 Semiannual Report  9

Statement of CHANGES IN NET ASSETS  all dollars are rounded to thousands (000)

	Prime Portfolio
	Six-Month Period Ended 06/30/2013 (unaudited)	Year Ended 12/31/2012
OPERATIONS:
Investment income - net	$5,602	$16,929
Net realized gain on investments	110	52

Net increase in net assets resulting from operations	5,712	16,981

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net	(5,454)	(16,929)

Total distributions	(5,454)	(16,929)

CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Proceeds from sales	6,066,791	12,119,807
Payments for redemptions	(5,897,358)	(15,374,972)

Increase (decrease) in net assets from capital share transactions	169,433	(3,255,165)

Total increase (decrease) in net assets	169,691	(3,255,113)
Net assets at beginning of the period	4,238,284	7,493,397

Net assets at end of the period	$4,407,975	$4,238,284

Undistributed (distributions in excess of) net investment income	$145	$(3)

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST  2013 Semiannual Report  10

FINANCIAL HIGHLIGHTS  For a share outstanding throughout the indicated periods

	Prime Portfolio
	Six-Month Period Ended 6/30/2013 (unaudited)[1]	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008
PER-SHARE DATA:
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	— [2]	— [2]	— [2]	— [2]	0.01	0.03
Distributions from net investment income	— [2]	— [2]	— [2]	— [2]	(0.01)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

RATIOS/SUPPLEMENTAL DATA:
Total return	0.11%	0.28%	0.23%	0.27%	0.58%[3,4]	2.90%[5]
Net assets at end of period (000)	$4,407,975	$4,238,284	$7,493,397	$6,421,686	$5,676,856	$4,814,948
Ratio of expenses to average net assets	0.01%	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of net investment income to average net assets	0.23%	0.28%	0.23%	0.27%	0.55%	2.91%
Ratio of expenses to average net assets (excluding waivers)	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of net investment income to average net assets (excluding waivers)	0.22%	0.28%	0.23%	0.27%	0.55%	2.91%

[1]	All ratios for the period have been annualized, except total return.
[2]	Rounds to zero.
[3]

Without the support agreement (note 7), the net asset value per share would have been $0.99 at the beginning of the period and $1.00 at the end of the period, which would have resulted in a total return of 1.60% for the period.

[4]	The impact on total return due to a reimbursement from affiliate was less than 0.01%
[5]

Without the support agreement (note 7), the net asset value per share would have been $1.00 at the beginning of the period and $0.99 at the end of the period, which would have resulted in a total return of 1.88% for the period.

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST  2013 Semiannual Report  11

Notes to FINANCIAL STATEMENTS  (unaudited as of June 30, 2013), all dollars and shares are rounded to thousands (000)

1 > Organization

The Mount Vernon Securities Lending Trust (the “trust”) was organized as a Delaware business trust on August 18, 2005 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The trust has established a series of shares representing beneficial interests in Mount Vernon Securities Lending Prime Portfolio (the “portfolio”), which operates as a money market fund governed by Rule 2a-7 of the Act. The portfolio commenced operations on April 1, 2006.

The portfolio is used as a vehicle for the investment of cash collateral received in conjunction with securities loaned under the securities lending program maintained by U.S. Bank National Association (“U.S. Bank”). The portfolio’s offering memorandum provides a description of the portfolio’s investment objective, principal investment strategy, and principal risks.

2 > Summary of Significant Accounting Policies

The significant accounting policies followed by the portfolio are as follows:

SECURITY VALUATIONS – Investment securities held in the portfolio are stated at amortized cost (except for investments in other money market funds), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Act, the fair values of the securities held in the portfolio are determined at least once per week using prices supplied by the portfolio’s independent pricing services. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. These values are then compared to the securities’ amortized cost. If the investment advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the investment advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the portfolio’s board of trustees (the “trustees”). Investments in other money market funds are valued at their respective net asset values on the valuation date. Investments that are not valued using the methods discussed above are valued at their fair value as determined by procedures approved by the trustees. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 0.25%, the portfolio’s administrator will notify the trustees and monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the trustees will be convened, and the trustees will determine what action, if any, to take. During the six-month period ended June 30, 2013, the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio did not exceed 0.25%.

U.S. Generally Accepted Accounting Principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the portfolio are U.S. Treasury bills and certain money market instruments valued at amortized cost pursuant to Rule 2a-7 of the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments). Generally the types of securities included in Level 3 of the portfolio are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures approved by the trustees.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

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Notes to FINANCIAL STATEMENTS  (unaudited as of June 30, 2013), all dollars and shares are rounded to thousands (000)

As of June 30, 2013, the portfolio’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$1,806,771	$—	$1,806,771
Other Notes	—	673,078	—	673,078
Asset Backed Commercial Paper	—	522,767	—	522,767
Variable Rate Demand Notes	—	382,965	—	382,965
Financial Company Commercial Paper	—	342,880	—	342,880
Other Repurchase Agreements	—	284,000	—	284,000
Government Agency Repurchase Agreements	—	150,000	—	150,000
Government Agency Debt	—	124,988	—	124,988
Investment Companies	120,083	—	—	120,083

Total Investments	$120,083	$4,287,449	$—	$4,407,532

During the six-month period ended June 30, 2013, there were no transfers between valuation levels. The portfolio did not hold any Level 3 securities at December 31, 2012 or June 30, 2013. Therefore, no Level 3 roll-forward is needed.

ILLIQUID OR RESTRICTED SECURITIES – A security or other asset may be considered illiquid if it lacks a readily available market. Securities or other assets are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the portfolio. Illiquid securities or other assets may be valued under methods approved by the trustees as reflecting fair value. The portfolio intends to invest no more than 5% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities or other assets. As of June 30, 2013, the portfolio had investments in illiquid securities with a total value of $180,000 or 4.1% of total net assets.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the portfolio’s trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a portfolio’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the portfolio records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and paid monthly. A shareholder’s right to receive dividends and distributions with respect to shares purchased commences on the effective date of the purchase of such shares and continues through the day immediately preceding the effective date of redemption of such shares.

FEDERAL TAXES – The portfolio is treated as a taxable entity and intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended.

Effective January 31, 2013, USBAM began voluntarily waiving one half of the administration fee it receives from the portfolio under the administration agreement between USBAM and the trust. The portfolio intends to use the amounts waived by USBAM to offset the effect of accumulated net realized losses. As a result, the amounts waived are not included in income distributed to shareholders and are therefore reflected in the financial statements as an accumulation of undistributed net income, which will be subject to applicable federal and state income tax. The portfolio intends to distribute the income necessary to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code.

As of June 30, 2013, the portfolio did not have any tax positions that did not meet the “more-likely-than-not threshold” of being sustained by the applicable tax authority. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period in which the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the portfolio.

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Notes to FINANCIAL STATEMENTS  (unaudited as of June 30, 2013), all dollars and shares are rounded to thousands (000)

The distributions paid during the six-month period ended June 30, 2013 and the fiscal year ended December 31, 2012 (adjusted by dividends payable as of June 30, 2013 and December 31, 2012), were as follows:

	Six-Month Period Ended 06/30/13	Fiscal Year Ended 12/31/12
Ordinary Income	$5,697	$17,160

Total Distributions	$5,697	$17,160

As of December 31, 2012, the portfolio’s most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax-basis were as follows:

Amount
Undistributed Ordinary Income	$1,050
Accumulated Capital and Post-October Losses	(6,338)

Total Accumulated Deficit	$(5,288)

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to the recognition of write-downs as of December 31, 2012.

Under the Regulated Investment Company Modernization Act of 2010, the portfolio is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of December 31, 2012, the portfolio had a capital loss carry forward of $6,338, which if not offset by subsequent capital gains, will expire in the fiscal year ending December 31, 2018. During the fiscal year ended December 31, 2012, the portfolio utilized $51 of capital loss carryforwards.

REPURCHASE AGREEMENTS – The portfolio may purchase eligible securities in repurchase agreement transactions with counterparties whom the portfolio’s investment advisor deems creditworthy, subject to the counterparty’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio for the eligible securities plus interest negotiated on the basis of current short-term rates.

The counterparty in a repurchase agreement transaction must transfer to the portfolio’s custodian or sub-custodian eligible securities with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. Provisions of the repurchase agreements ensure that the value of the eligible securities, including accrued interest thereon, remains at least equal to the repurchase price. The eligible securities are held in accounts with the custodian or sub-custodian until the respective agreements mature.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the portfolio to receive less than the full repurchase price.

The table below shows the offsetting assets and liabilities relating to the repurchase agreements shown on the Statement of Assets and Liabilities:

				Gross Amounts not offset in the statement of financial position
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Repurchase Agreements	$434,000	$—	$434,000	$—	$434,000	$—

	$434,000	$—	$434,000	$—	$434,000	$—

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Notes to FINANCIAL STATEMENTS  (unaudited as of June 30, 2013), all dollars and shares are rounded to thousands (000)

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the portfolio, along with other registered investment companies advised by U.S. Bancorp Asset Management, Inc. (“USBAM”), may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolio to borrow from, or lend money to, other participating funds. The portfolio did not have any interfund lending transactions during the six-month period ended June 30, 2013. estimates.

JOINT TRANSACTIONS – Pursuant to an exemptive order issued by the SEC, the portfolio, along with other registered investment companies advised by USBAM, may enter into certain short-term investments and repurchase agreements on a joint basis. The portfolio did not participate in any such joint transactions during the six-month period ended June 30, 2013.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

EVENTS SUBSEQUENT TO PERIOD END – Management has evaluated portfolio related events and transactions that occurred subsequent to June 30, 2013 through the date of issuance of the portfolio’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the portfolio’s financial statements.

3 > Service Providers and Fees Paid to Affiliates

INVESTMENT ADVISOR – Pursuant to an investment advisory agreement, USBAM manages the portfolio’s assets and furnishes related office facilities, equipment, research, and personnel. USBAM does not charge an investment advisory fee for its investment advisory services to the portfolio.

ADMINISTRATOR – Pursuant to an administration agreement, USBAM provides various administrative services to the portfolio. These services include general administrative, accounting, and transfer agent services. USBAM receives total fees, on an annual basis, equal to 0.02% of the aggregate average daily net assets of the portfolio, and bears all of the portfolio’s other expenses, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest expense and, subject to the specific approval of a majority of the trustees who are not interested persons of the trust, taxes and extraordinary expenses. Effective January 31, 2013, USBAM began voluntarily waiving one half of the administration fee it receives from the portfolio. For the six-months ended June 30, 2013, $248 was waived by USBAM.

CUSTODIAN – Pursuant to a custodian agreement, U.S. Bank serves as the portfolio’s custodian. U.S. Bank does not charge a fee for its custody services to the portfolio. Under the custodian agreement, interest expense is charged for cash overdrafts incurred (if any).

4 > Investment Security Transactions

During the six-month period ended June 30, 2013, all purchases of securities and proceeds from sales of securities were of securities whose maturities or reset dates at the time of acquisition were one year or less.

5 > Indemnifications

The trust enters into contracts that contain a variety of indemnifications. The portfolio’s maximum exposure under these arrangements is unknown. However, the portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6 > Primary Fund Redemption

On September 16, 2008, the portfolio redeemed at a net asset value of $1.00 per share, 557,000 shares of the Primary Fund, a series of the Reserve Fund. Subsequent to such redemption and before any redemption proceeds were paid to the portfolio, the Primary Fund’s net asset value per share dropped below $1.00 and the SEC granted an order permitting the Primary Fund to postpone the payment of redemption proceeds. Since that time, the portfolio has received periodic payments from the Primary Fund and on July 15, 2010, received a final payment. From redemption date through the final payment, the portfolio received total redemption proceeds of $551,333 from the Primary Fund.

7 > Support Agreement with Affiliate

On September 28, 2008, an affiliate of the portfolio’s advisor (the “support provider”) entered into a support agreement (the “agreement”) with the portfolio that would have prevented any losses realized on the $40,000 principal amount of notes issued by Lehman Brothers Holdings or any losses realized on the portfolio’s receivable for its Primary Fund redemption proceeds (see

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Notes to FINANCIAL STATEMENTS  (unaudited as of June 30, 2013), all dollars and shares are rounded to thousands (000)

note 6) (up to a maximum loss on the receivable of $27,850) from causing the price at which the portfolio purchased and redeemed its shares to drop below $1.00 per share. The agreement, which was entered into at no cost to the portfolio, terminated on October 31, 2009.

On March 12, 2009, an affiliate of the portfolio’s investment advisor purchased Lehman Brothers Holdings notes held in the portfolio, in accordance with Rule 17a-9 of the Act.

Because of the level of proceeds received both on the sale of Lehman Brothers Holdings notes and from the Primary Fund (see note 6), no payments were required to be made, or were made, to the portfolio under the agreement.

8 > Recent Accounting Pronouncements

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The adoption of additional disclosure requirements are reflected in Note 2 in Notes to Financial Statements.

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Notice to SHAREHOLDERS  June 30, 2013 (unaudited)

HOW TO OBTAIN A COPY OF THE PORTFOLIO’S PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures the portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the portfolio voted proxies relating to portfolio securities, is available without charge upon request by calling 612-303-4088 and on the SEC’s website at www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

The portfolio is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The portfolio’s Form N-Q holdings are available without charge (1) upon request by calling 612-303-4088 and (2) on the SEC’s website at www.sec.gov. In addition, you may review and copy the portfolio’s Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

APPROVAL OF THE TRUST’S INVESTMENT ADVISORY AGREEMENT

The trustees oversee the management of the portfolio and, as required by law, determine annually whether to renew the portfolio’s advisory agreement with USBAM.

At a meeting on June 17-18, 2013, the trustees considered information relating to the portfolio’s investment advisory agreement with USBAM (the “Agreement”). In advance of the meeting, the trustees received materials relating to the Agreement and had the opportunity to ask questions and request further information in connection with its consideration. At that meeting, the trustees concluded its consideration of and approved the Agreement through June 30, 2014.

In considering the Agreement, the trustees, advised by independent legal counsel, reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality, and extent of USBAM’s services to the portfolio, (2) the investment performance of the portfolio, (3) the profitability of USBAM related to the portfolio, including an analysis of USBAM’s cost of providing services and comparative expense information, and (4) other benefits that accrue to USBAM through its relationship with the portfolio. When reviewing and approving investment company advisory contracts, boards of trustees generally also consider the extent to which economies of scale will be realized as the investment company grows and whether fee levels reflect these economies of scale for the benefit of shareholders. The trustees noted, however, that USBAM does not charge advisory fees for the management of the portfolio. The trustees therefore determined that a consideration of economies of scale was not relevant to its evaluation of the Agreement. In its deliberations, the trustees did not identify any single factor which alone was responsible for the trustees’ decision to approve the Agreement.

Before approving the Agreement, the trustees met in executive session with their independent counsel on numerous occasions to consider the materials provided by USBAM and the terms of the Agreement. Based on its evaluation of those materials, the trustees concluded that the Agreement is fair and in the best interests of the shareholders of the portfolio. In reaching its conclusions, the trustees considered the following:

Nature, Quality, and Extent of Investment Advisory Services

The trustees examined the nature, quality, and extent of the services provided by USBAM to the portfolio. The trustees reviewed USBAM’s key personnel who provide investment management services to the portfolio as well as the fact that, under the Agreement, USBAM has the authority and responsibility to make and execute investment decisions for the portfolio within the framework of the portfolio’s investment policies and restrictions, subject to review by the trustees. The trustees further considered that USBAM’s duties with respect to the portfolio include: (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the portfolio’s investment policies and restrictions and the Act, and (iii) monitoring the performance of the various organizations providing services to the portfolio, including the portfolio’s custodian. Finally, the trustees considered USBAM’s representation that the services provided by USBAM under the Agreement are the types of services customarily provided by investment advisors in the fund industry. The trustees also considered compliance reports about USBAM from the portfolio’s Chief Compliance Officer.

Based on the foregoing, the trustees concluded that the portfolio is likely to benefit from the nature, quality, and extent of the services provided by USBAM under the Agreement.

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Notice to SHAREHOLDERS  June 30, 2013 (unaudited)

Investment Performance of the Portfolio

The trustees considered the performance of the portfolio on a gross and net-of-expenses basis, including comparative information provided by an independent data service, regarding the median performance of a group of comparable funds selected by that data service (the “performance universe”). The trustees considered that, although the portfolio underperformed its performance universe median for the three and five-year periods through February 28, 2013, on a gross-of-expenses basis, the portfolio performed in line with its performance universe median for the one-year period on a gross-of-expenses basis and outperformed its performance universe median on a net-of-expenses basis for all periods. In light of the foregoing, the trustees concluded that it would be in the interest of the portfolio and its shareholders to renew the Agreement.

Costs of Services and Profits Realized by USBAM

The trustees examined USBAM’s costs in serving as the portfolio’s investment manager, including the costs associated with the personnel and systems necessary to manage the portfolio. The trustees also considered the profitability of USBAM and its affiliates resulting from their relationship with the portfolio. The trustees compared fee and expense information for the portfolio to fee and expense information for comparable funds managed by other advisors. The trustees also reviewed advisory fees for other funds advised or sub-advised by USBAM and for private accounts managed by USBAM.

The trustees noted that USBAM does not receive an advisory fee from the portfolio. Nevertheless, the trustees considered information provided by an independent data service, so as to compare the portfolio’s total expense ratio to the median total expense ratio of comparable funds. The trustees noted that the portfolio’s total expense ratio is lower than its peer group median total expense ratio. The trustees concluded that the total expense ratio is reasonable in light of the services provided.

Other Benefits to USBAM

In evaluating the benefits that accrue to USBAM through its relationship with the portfolio, the trustees noted that USBAM and certain of its affiliates serve the portfolio in various capacities, including as investment advisor, administrator, transfer agent and custodian. The trustees considered that USBAM receives compensation for the administrative and transfer agency services it provides, but that no other fees are charged to the portfolio by USBAM or its affiliates. The trustees considered that each service provided to the portfolio by USBAM or one of its affiliates is pursuant to a written agreement, which the trustees evaluates periodically as required by law.

After full consideration of these factors, the trustees concluded that approval of the Agreement was in the interest of the portfolio and its shareholders.

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Item 2—Code of Ethics

Not applicable to semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7 (d)(2)(ii)(G) of Schedule 14A, or this Item.

Item 11—Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1) Not applicable. Registrant’s Code of Ethical Conduct is provided to any person upon request without charge.

(a)(2) Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3) Not applicable.

(b) Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: August 29, 2013

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: August 29, 2013